Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 36,480	$ 84,091
Restricted cash	9,076	9,752
Investments in securities	0	91
Accounts receivable, net	5,127	16
Inventories	1,066	0
Prepaid expenses and other	2,913	1,305
Total current assets	69,746	111,251
Investments in unconsolidated entities	500	500
Furniture, fixtures and equipment, net	21,154	12,044
Deferred tax assets	0	6,002
Goodwill	12,947	0
Intangible assets, net	9,713	0
Other assets	750	0
Total assets	114,810	129,797
Current liabilities:
Accounts payable and accrued expenses	20,451	11,314
Due to affiliates	4,272
Deferred income	459	0
Deferred compensation plan	311	144
Notes payable, net	1,751	0
Other liabilities	9,076	9,752
Total current liabilities	36,320	24,432
Accrued expenses	78	287
Deferred income	13,440	4,515
Deferred compensation plan	18,948	8,934
Notes payable, net	9,956	0
Total liabilities	78,742	38,168
Commitments and contingencies (note 11)
MEZZANINE EQUITY
Carrying value of redeemable noncontrolling interests	5,111	1,480
Preferred stock, $0.01 par value, 50,000,000 shares authorized:
Series A cumulative preferred stock, no shares issued and outstanding at December 31, 2017 and December 31, 2016	0	0
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,093,556 and 2,015,589 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	21	20
Additional paid-in capital	249,695	237,796
Accumulated deficit	(219,396)	(200,439)
Accumulated other comprehensive income (loss)	(135)	0
Total stockholders’ equity of the Company	30,185	37,377
Noncontrolling interests in consolidated entities	772	52,772
Total equity	30,957	90,149
Total liabilities and equity	114,810	129,797
Ashford Trust OP [Member]
Current assets:
Due from related parties	13,346
Affiliated Entity [Member]
Current liabilities:
Due to affiliates	4,272	933
Affiliated Entity [Member] | Ashford Trust OP [Member]
Current assets:
Due from related parties	13,346	12,179
Affiliated Entity [Member] | Ashford Prime OP [Member]
Current assets:
Due from related parties	1,738	3,817
Current liabilities:
Due to affiliates	$ 0	$ 2,289